[GRAPHIC OMITTED][PRUDENT BEAR FUNDS LOGO]

February 3, 2004

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Prudent Bear Funds, Inc. File Nos. 033-98726 and 811-09120 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Prudent Bear Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.     The form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 12 to the Form N-1A Registration Statement filed by the Company on January 30, 2004, which became effective on January 30, 2004. This is the most recent amendment to such Registration Statement.

        2.     The text of Post-Effective Amendment No. 12 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 30, 2004.

Very truly yours
PRUDENT BEAR FUNDS, INC.
By: /s/ David W. Tice
David W. Tice, President